Loans Receivable and Allowance for Loan Losses (Tables)	12 Months Ended
Mar. 31, 2017
Receivables [Abstract]
Summary of Loans by Segment

The following is a summary of loans by segments and the classes within those segments:

	March 31,
	2017	2016
	(In Thousands)
Real estate:
One- to four-family	$702,438	$617,694
Multi-family	123,918	56,244
Commercial	170,464	97,379
	996,820	771,317
Commercial and industrial	2,571	201
Consumer:
Second mortgage and equity lines of credit	10,297	9,337
Passbook or certificate and other loans	563	670
	10,860	10,007
Total Loans	1,010,251	781,525
Net purchase premiums, discounts, and deferred loan costs	3,693	3,064
Total Loans, Net	$1,013,944	$784,589

Allowance for Loan Losses

The change in the allowance for loan losses for the years ended March 31, 2017, 2016 and 2015 is as follows:

	One-to Four -Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Commercial and Industrial	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2016:
Total allowance for loan losses	$2,922	$505	$865	$2	$44	$—	$22	$4,360
Charge-offs	(247)	—	—	—	—	—	—	(247)
Recoveries	2	—	—	—	—	—	—	2
Provision charged to operations	430	720	821	26	(10)	—	(2)	1,985
At March 31, 2017:
Total allowance for loan losses	$3,107	$1,225	$1,686	$28	$34	$—	$20	$6,100

	One-to Four -Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Commercial and Industrial	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2015:
Total allowance for loan losses	$2,704	$350	$353	$1	$—	$42	$—	$25	$3,475
Charge-offs	(183)	—	—	—	—	—	—	—	(183)
Recoveries	3	—	—	—	—	—	—	—	3
Provision charged to operations	398	155	512	(1)	2	2	—	(3)	1,065
At March 31, 2016:
Total allowance for loan losses	$2,922	$505	$865	$—	$2	$44	$—	$22	$4,360

Note 3 - Loans Receivable and allowance for loan losses (Continued)

	One-to Four -Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2014:
Total allowance for loan losses	$2,460	$186	$224	$2	$45	$1	$153	$3,071
Charge-offs	(313)	—	—	—	—	—	—	(313)
Recoveries	—	—	—	—	—	—	—	—
Provision charged to operations	557	164	129	(1)	(3)	(1)	(128)	717
At March 31, 2015:
Total allowance for loan losses	$2,704	$350	$353	$1	$42	$—	$25	$3,475

The following table presents the allocation of the allowance for loan losses and related loans by loan class at March 31, 2017 and 2016.

March 31, 2017	One-to Four -Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Commercial and Industrial	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	3,107	1,225	1,686	28	34	—	20	6,100
Total	$3,107	$1,225	$1,686	$28	$34	$—	$20	$6,100
Loans:
Individually evaluated for impairment	$1,665	$191	$184	$—	$12	$—	$—	$2,052
Collectively evaluated for impairment	700,773	123,727	170,280	2,571	10,285	563	—	1,008,199
Total	$702,438	$123,918	$170,464	$2,571	$10,297	$563	$—	$1,010,251

March 31, 2016	One-to Four -Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Commercial and Industrial	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	2,922	505	865	2	44	—	22	4,360
Total	$2,922	$505	$865	$2	$44	$—	$22	$4,360
Loans:
Individually evaluated for impairment	$1,221	$197	$186	$—	$12	$—	$—	$1,616
Collectively evaluated for impairment	616,473	56,047	97,193	201	9,325	670	—	779,909
Total	$617,694	$56,244	$97,379	$201	$9,337	$670	$—	$781,525

Aggregate Amount of Classified Loan Balances

The aggregate amount of classified loan balances are as follows at March 31, 2017 and 2016:

					Second	Passbook or
	One- to Four			Commercial	Mortgage and	Certificate
	-Family	Multi-Family	Commercial	and	Equity Lines	and Other	Total
March 31, 2017	Real Estate	Real Estate	Real Estate	Industrial	of Credit	Loans	Loans
	(In Thousands)
Non-classified:	$697,958	$123,918	$170,280	$2,571	$10,297	$563	$1,005,587
Classified:
Special mention	489	—	—	—	—	—	489
Substandard	3,991	—	184	—	—	—	4,175
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—
Total loans	$702,438	$123,918	$170,464	$2,571	$10,297	$563	$1,010,251

					Second	Passbook or
	One- to Four			Commercial	Mortgage and	Certificate
	-Family	Multi-Family	Commercial	and	Equity Lines	and Other	Total
March 31, 2016	Real Estate	Real Estate	Real Estate	Industrial	of Credit	Loans	Loans
	(In Thousands)
Non-classified:	$613,559	$56,244	$97,193	$201	$9,277	$670	$777,144
Classified:
Special mention	639	—	—	—	—	—	639
Substandard	3,496	—	186	—	60	—	3,742
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—
Total loans	$617,694	$56,244	$97,379	$201	$9,337	$670	$781,525

Information with Respect to Nonaccrual Loans

The following table provides information with respect to our nonaccrual loans at March 31, 2017 and 2016.

	March 31,
	2017	2016
	(In Thousands)
Nonaccrual loans:
Real estate:
One- to four-family	$3,508	$3,412
Commercial	184	186
Consumer:
Second mortgage and equity lines of credit	—	60
Total nonaccrual loans	$3,692	$3,658

Information about Delinquencies in Loan Portfolio

The following table provides information about delinquencies in our loan portfolio at March 31, 2017 and 2016.

	30-59	60-89	90 Days			Total
	Days	Days	Or More	Total		Gross
March 31, 2017	Past Due	Past Due	Past Due	Past Due	Current	Loans
	(In Thousands)
Real estate:
One- to four-family	$1,594	$665	$2,879	$5,138	$697,300	$702,438
Multi-family	—	—	—	—	123,918	123,918
Commercial	—	—	184	184	170,280	170,464
Commercial and industrial	—	—	—	—	2,571	2,571
Consumer:
Second mortgage and equity lines of credit	9	—	—	9	10,288	10,297
Passbook or certificate and other loans	2	—	—	2	561	563
Total	$1,605	$665	$3,063	$5,333	$1,004,918	$1,010,251

	30-59	60-89	90 Days			Total
	Days	Days	Or More	Total		Gross
March 31, 2016	Past Due	Past Due	Past Due	Past Due	Current	Loans
	(In Thousands)
Real estate:
One- to four-family	$2,493	$992	$2,806	$6,291	$611,403	$617,694
Multi-family	—	—	—	—	56,244	56,244
Commercial	—	—	186	186	97,193	97,379
Commercial lines of credit	—	—	—	—	201	201
Consumer:
Second mortgage and equity lines of credit	100	—	60	160	9,177	9,337
Passbook or certificate and other loans	19	—	—	19	651	670
Total	$2,612	$992	$3,052	$6,656	$774,869	$781,525

Impaired Loans, None of Which had Related Allowance

Impaired loans, none of which had a related allowance at or for the years ended March 31, 2017, 2016 and 2015, were as follows:

		Unpaid	Average	Interest
At or For The Year Ended	Recorded	Principal	Recorded	Income
March 31, 2017	Investment	Balance	Investment	Recognized
	(In Thousands)
With no related allowance recorded:
Real estate:
One-to four-family	$1,665	$2,017	$1,410	$65
Multi-family	191	215	194	11
Commercial	184	184	184	3
Consumer:
Second mortgage and equity lines of credit	12	12	12	1
Total impaired loans	$2,052	$2,428	$1,800	$80

		Unpaid	Average	Interest
At or For The Year Ended	Recorded	Principal	Recorded	Income
March 31, 2016	Investment	Balance	Investment	Recognized
	(In Thousands)
With no related allowance recorded:
Real estate:
One-to four-family	$1,221	$1,412	$1,091	$41
Multi-family	197	222	683	46
Commercial	186	186	285	30
Consumer:
Second mortgage and equity lines of credit	12	12	12	1
Total impaired loans	$1,616	$1,832	$2,071	$118

		Unpaid	Average	Interest
At or For The Year Ended	Recorded	Principal	Recorded	Income
March 31, 2015	Investment	Balance	Investment	Recognized
	(In Thousands)
With no related allowance recorded:
Real estate:
One-to four-family	$885	$1,058	$746	$20
Multi-family	784	810	250	12
Commercial	439	439	351	16
Consumer:
Second mortgage and equity lines of credit	13	13	4	—
Total impaired loans	$2,121	$2,320	$1,351	$48

Troubled Debt Restructurings by Class

The following table presents troubled debt restructurings by class during the periods indicated.

	Number of Loans	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment	Charge-off Recorded Upon Restructuring
		(Dollars In Thousands)
Year Ended March 31, 2017
One- to Four-Family Real Estate	3	$646	$548	$38
Year Ended March 31, 2016
One- to Four-Family Real Estate	2	248	238	23
Year Ended March 31, 2015
One- to Four-Family Real Estate	2	269	274	7
Second Mortgage Consumer Loan	1	13	13	—

Schedule of Loans to Directors, Officers and Associates of Such Persons

The Bank has granted loans to certain officers and directors of the Bank and to their associates. The activity with respect to these loans is as follows:

	Years Ended March 31,
	2017	2016
	(In Thousands)
Balance, beginning	$974	$871
Loans originated	150	185
Collection of principal	(77)	(82)
No longer associated persons	(291)	—
Balance, ending	$756	$974